Intangibles (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill

	Useful life range (years)	2019	Acquisition of subsidiary	Additions	Write-offs	Reversal (provision) of impairment	Transfers	Other changes including exchange rate variation	2020
Cost
Software	2.5 to 10	1,313,090	291,555	82,718	(15,095)	-	258,092	128,790	2,059,150
Trademarks and patents (Defined useful life)	20 to 25	116,805	517,592	-	-	-	-	260,181	894,578
Trademarks and patents (Indefinite useful life)	-	2,171,585	2,022,163	-	-	-	-	1,553,309	5,747,057
Goodwill Avon (Note 4)		-	11,511,028	-	-	-	-	1,788,821	13,299,849
Goodwill Emeis Brazil Pty Ltd. (a)	-	100,237	-	-	-	-	-	41,853	142,090
Goodwill The Body Shop (b)	-	1,434,369	34,251	-	-	-	-	478,121	1,946,741
Goodwill acquisition of TBS stores	-	1,456	-	-	-	-	-	-	1,456
Relationship with retail clients	10	1,987	-	-	-	-	-	798	2,785
Key money (indefinite useful life) (c)	-	17,801	-	-	-	-	1,315	7,653	26,769
Key money (Defined useful life) (d)	3 to 18	12,447	-	150	-	(2,051)	1,647	(1,333)	10,860
Relationship with franchisees and sub franchisees and sales representatives (e)	7 to 15	602,958	1,884,249	-	-	-	-	472,312	2,959,519
Technology developed (by acquired subsidiary)	5	-	1,131,573	-	-	-	-	463,468	1,595,041
Other intangible assets	2 to 10	110,288	159	176,015	(15,024)	-	(175,414)	12,251	108,275
Total cost		5,883,023	17,392,570	258,883	(30,119)	(2,051)	85,640	5,206,224	28,794,170

Accumulated amortization
Software		(649,347)	-	(365,184)	44	-	(3,643)	(4,368)	(1,022,498)
Trademarks and patents		(44,108)	-	(36,548)	-	-	-	(19,387)	(100,043)
Key money		(2,197)	-	(535)	-	-	10	(6,149)	(8,871)
Relationship with retail clients		(1,939)	-	(252)	-	-	-	(648)	(2,839)
Relationship with franchisees and sub franchisees and sales representatives		(95,772)	-	(278,048)	-	-	-	(45,241)	(419,061)
Technology developed		-	-	(294,713)	-	-	-	(24,296)	(319,009)
Other intangible assets		(13,159)	-	(6,496)	15,020	-	-	(86)	(4,721)
Total accumulated amortization		(806,522)	-	(981,776)	15,064	-	(3,633)	(100,175)	(1,877,042)
Net total		5,076,501	17,392,570	(722,893)	(15,055)	(2,051)	82,007	5,106,049	26,917,128

	Useful life range (years)	2018	Additions	Write-offs	Reversal (provision) of impairment	Transfers	Other changes including exchange variation	2019
Cost
Software	2.5 to 10	1,089,900	83,064	(546)	-	118,442	22,230	1,313,090
Trademarks and patents (Defined useful life)	20 to 25	111,801	-	-	-	(154)	5,158	116,805
Trademarks and patents (Indefinite useful life)	-	2,040,067	-	-	-	-	131,518	2,171,585
Goodwill Emeis Brazil Pty Ltd. (a)	-	96,867	-	-	-	-	3,370	100,237
Goodwill The Body Shop (b)	-	1,348,670	-	-	-	-	85,699	1,434,369
Goodwill acquisition of The Body Shop stores	-	1,456	-				-	1,456
Relationship with retail clients	10	1,740	-	-	-	-	247	1,987
Key money (indefinite useful life) (c)	-	102,310	-	-	-	(101,001)	16,492	17,801
Key money (Defined useful life) (d)	3 to 18	48,888	-	-	2,818	(39,283)	24	12,447
Relationship with franchisees and sub franchisees (e)	7 to 15	590,588	-	(17,958)	-	(371)	30,699	602,958
Technology developed (by acquired subsidiary)	5	-	-	-	-	-	-	-
Other intangible assets	2 to 10	121,697	145,483	(1,133)	-	(146,364)	(9,395)	110,288
Total cost		5,553,984	228,547	(19,637)	2,818	(168,731)	286,042	5,883,023

Accumulated amortization
Software		(483,666)	(169,174)	6,817	-	270	(3,594)	(649,347)
Trademarks and patents		(37,898)	(4,330)	-	-	154	(2,034)	(44,108)
Key money		(2,835)	-	-	-	7,336	(6,698)	(2,197)
Relationships with retail clients		(1,149)	(194)	-	-	-	(596)	(1,939)
Relationship with franchisees and sub franchisees		(55,508)	(43,150)	-	-	371	2,515	(95,772)
Technology developed		-	-	-	-	-	-	-
Other intangible assets		(22,383)	(1,601)	585	-	261	9,979	(13,159)
Total accrued amortization		(603,439)	(218,449)	7,402	-	8,392	(428)	(806,522)
Net total		4,950,545	10,098	(12,235)	2,818	(160,339)	285,614	5,076,501

a)

Goodwill related to the acquisition of Emeis Holdings Pty Ltd. acquisition, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests.

b)

Goodwill related to the acquisition of The Body Shop, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests. In addition, on June 30, 2020, The Body Shop International Limited acquired the entity Aeon Forest Co. Ltd, for R$ 133,275 (¥ 2,632,000). On October 1st, 2020, the transaction was concluded and resulted in an assigned amount of goodwill of R$ 34,251.

c)

Key money with indefinite useful life refers to payments made to former tenants, to get the right to rent the property under lease and can be subsequently negotiated with future tenants in the case of termination of the lease agreement. This balance was considered the scope of the lease standard IFRS 16), applicable from January 1st, 2019 (note 3.29). The balance not reclassified to the right of use asset, refers to contracts that the standard exempts on the initial date, that is, short-term contracts. The remaining balance is not amortized and is subject to an annual impairment test.

d)

Key money with defined useful life refers to payments made to ex-tenants or lessors, to obtain the right to rent the property under the terms of the lease and which cannot be negotiated or recovered later. This balance was considered as the scope of the lease standard ( IFRS 16), applicable from January 1st, 2019. The balance not reclassified to the Right of Use asset, refers to contracts that the standard exempt on the initial date, that is, short-term contracts. The remaining balance is amortized over the term of the agreements.

e)

The balance refers to identifiable intangible assets from relationship with The Body Shop franchisees and sub-franchisees (relationship where the franchisee owns all rights to operate within a territory) and sub-franchisees (relationship where a franchisee operate a single store within a market), with estimated useful life of 15 years. In 2019 there is a write-off related to agreements with sub-franchisees in Brazil. In addition, the balance position classified as the acquisition of a subsidiary represents the fair value of the relationship between Avon and its sales representatives.

Disclosure Of Information For Cash-generating Units
CGUs group with intangible assets with indefinite useful life as of December 31, 2020 and 2019 are presented below:
CGU groups	Trademarks and patents		Goodwill		Total
	2020	2019	2020	2019	2020	2019
Natura &Co Latam	5,403	2,566	9,994,861	-	10,000,264	2,566
Avon International	2,850,397	-	3,304,988	-	6,155,385	-
TBS International	2,891,257	2,169,019	1,946,741	1,434,369	4,837,998	3,603,388
Aesop International	-	-	142,090	100,238	142,090	100,238
Total	5,747,057	2,171,585	15,388,680	1,534,607	21,135,737	3,706,192

Disclosure Of Detailed Information About Assumptions Used To Calculate The Fair Value Less Cost To Sell

The main assumptions used to calculate the fair value less cost to sell as at December 31, 2020 are presented below:

	Aesop	The Body Shop	Avon International	Natura &Co Latam
Measurement of recoverable value (fair value less cost to sell)	Discounted cash flow based on financial budgets approved by Senior Management during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated cost

Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.

Perpetuity growth rate (*)	Constant growth of 4.20%.	Constant growth of 4.10%.	Constant growth of 4.30%.	Constant growth of 5.50%.
Discount rate (WACC)

Discount rates represent the risk assessment in the current market, specific to each group of CGU, taking into account the value of money over time and the individual risks of related assets that were not incorporated in the assumptions included in the cash flow model. These cash flows were discounted using a discount rate of 13.42% p.a. for Natura &Co Latam, 11.14% p.a. for Avon International, 7.80% p.a. for TBS International and 9.11% p.a. for Aesop International, in real terms. The discount rate was based on the weighted average cost of capital that reflects the specific risk of each segment.

(*) The rates are based on published market analyzes and projections with regard to the operating segment in which they operate and adjusted to reflect the assumptions considered by Management in the approved projections and to reflect the inflation differential of other currencies, when applicable.